Disposals of subsidiaries - Shanghai Nishizhen Aesthetic Medical Clinic Co (Details) - CNY (¥)			1 Months Ended		12 Months Ended
	Dec. 25, 2020	Jan. 11, 2018	Dec. 31, 2020	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net assets disposed of:
Property, plant and equipment.			¥ 531,941,000		¥ 531,941,000	¥ 519,323,000	¥ 235,028,000
Other receivables, deposits and prepayments			98,715,000		98,715,000	71,278,000
Cash and cash equivalents			44,384,000		44,384,000	154,490,000	101,886,000
Deferred income tax liabilities			(14,651,000)		(14,651,000)	(12,829,000)	(1,971,000)
Trade payables			(33,654,000)		(33,654,000)	(17,017,000)
Accruals, other payables and provisions			(68,783,000)		(68,783,000)	(58,439,000)
Non-controlling interests			(34,840,000)		(34,840,000)	(43,117,000)
Gain on disposal of subsidiary					802,000
Guangdong Hanfei
Net assets disposed of:
Gain on disposal of subsidiary					¥ 13,564,000
Cash consideration			61,000,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received			¥ 20,000,000
Disposals of subsidiaries | Yantai Pengai Jiayan
Net assets disposed of:
Property, plant and equipment.				¥ 10,540,000
Goodwill				367,000
Cash and cash equivalents				241,000
Accruals, other payables and provisions				(4,683,000)
Non-controlling interests				(609,000)
Net assets of subsidiary				1,587,000
Gain on disposal of subsidiary				3,301,000
Cash consideration				¥ 4,888,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received							3,160,000
Cash and cash equivalents disposed of							(241,000)
Net cash inflow in respect of disposal of subsidiary							¥ 2,919,000
Disposals of subsidiaries | Guangdong Hanfei
Net assets disposed of:
Property, plant and equipment.	¥ 165,711,000
Intangible assets	58,541,000
Goodwill	102,971,000
Cash and cash equivalents	828,000
Non-controlling interests	(27,961,000)
Net assets of subsidiary	121,212,000
Gain on disposal of subsidiary	(55,387,000)
Cash consideration	61,000,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received	20,000,000
Cash and cash equivalents disposed of	¥ (828,000)
Disposals of subsidiaries | Beijing Aomei
Net assets disposed of:
Property, plant and equipment.		¥ 2,273,000
Intangible assets		19,000
Goodwill		572,000
Other receivables, deposits and prepayments		778,000
Current income tax recoverable		18,000
Cash and cash equivalents		(2,273,000)
Trade payables		(257,000)
Accruals, other payables and provisions		(2,733,000)
Non-controlling interests		85,000
Net assets of subsidiary		5,071,000
Gain on disposal of subsidiary		(191,000)
Cash consideration		¥ 4,880,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received						3,200,000
Cash and cash equivalents disposed of						(2,273,000)
Net cash inflow in respect of disposal of subsidiary						¥ 927,000